Income taxes - Components of Net Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ (32,416)	$ (12,180)	$ (31,021)
Foreign	3,642	2,650	3,155
Loss before income taxes	$ (28,774)	$ (9,530)	$ (27,866)